Quarterly Holdings Report
for
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2022
SAE-NPRT1-0722
1.918363.111
Common Stocks - 51.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.3%
Hellenic Telecommunications Organization SA	149,427	2,837,783
KT Corp.	196,383	5,972,109
LG Uplus Corp.	718,354	8,007,955
Ooredoo QSC	117,634	239,031
Orange Polska SA	173,265	254,870
PT Telkom Indonesia Persero Tbk	27,595,200	8,146,979
Telefonica Brasil SA	297,810	3,198,956
Telkom SA Ltd. (a)	377,900	1,114,940
		29,772,623
Entertainment - 0.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	1,160,747	3,768,252
Bilibili, Inc.:
ADR (a)(b)	413,400	9,239,490
Class Z (a)	93,900	2,090,725
FriendTimes, Inc.	125,932	19,258
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	93,617	4,536,468
Hangzhou Shunwang Technology Co. Ltd. (A Shares)	136,900	213,598
IGG, Inc.	421,000	169,533
Kingnet Network Co. Ltd. (A Shares) (a)	764,100	617,281
NetDragon WebSoft, Inc.	152,000	305,658
NetEase, Inc.	277,300	5,799,430
NetEase, Inc. ADR	122,900	12,748,417
NHN Corp.	5,686	145,306
Perfect World Co. Ltd. (A Shares)	1,038,355	2,114,995
PVR Ltd. (a)	137,200	3,253,368
Sea Ltd. ADR (a)	101,808	8,415,449
UserJoy Technology Co. Ltd.	19,000	52,549
Youzu Interactive Co. Ltd. (A shares) (a)	139,672	192,803
		53,682,580
Interactive Media & Services - 3.2%
Baidu, Inc.:
Class A (a)	355,906	6,506,160
sponsored ADR (a)	35,796	5,023,969
NAVER Corp.	114,259	26,485,991
Tencent Holdings Ltd.	5,454,472	249,369,609
Yandex NV Series A (a)(c)	974,417	3,342,094
		290,727,823
Media - 0.1%
Astro Malaysia Holdings Bhd	72,100	16,137
China South Publishing & Media Group Co. Ltd. (A Shares)	245,565	375,782
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	1,812,741	2,912,557
Jagran Prakashan Ltd. (a)	30,888	23,704
Korea Business News Co. Ltd.	8,585	43,325
Media Prima Bhd	364,400	40,364
Shandong Publishing & Media Co. Ltd. (A Shares)	1,516,200	1,493,021
Woongjin Holdings Co. Ltd.	19,424	46,980
		4,951,870
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L	5,406,900	5,717,212
Bharti Airtel Ltd. (a)	50,937	217,833
Bharti Airtel Ltd. (a)	2,135,991	19,273,962
Etihad Etisalat Co.	460,057	4,814,621
Far EasTone Telecommunications Co. Ltd.	466,000	1,274,600
MTN Group Ltd.	1,759,589	18,966,706
Vodafone Qatar QSC (a)	93,166	41,316
		50,306,250
TOTAL COMMUNICATION SERVICES		429,441,146
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.2%
Chaowei Power Holdings Ltd.	68,000	14,905
DTR Automotive Corp.	1,293	75,868
Fuyao Glass Industries Group Co. Ltd. (A Shares)	1,852,126	11,142,736
Hankook Tire Co. Ltd.	29,749	853,621
Huayu Automotive Systems Co. Ltd. (A Shares)	1,096,862	3,624,971
Hyundai Mobis	4,733	832,379
MAHLE Metal Leve SA	64,065	353,314
Somboon Advance Technology PCL unit	71,100	40,205
Sri Trang Agro-Industry PCL (For. Reg.)	1,022,100	735,870
Tianneng Power International Ltd.	1,305,826	1,249,714
Yoosung Enterprise Co. Ltd.	12,624	32,566
		18,956,149
Automobiles - 1.3%
Bajaj Auto Ltd.	170,504	8,490,483
BYD Co. Ltd. (H Shares)	177,500	6,308,588
Dongfeng Motor Group Co. Ltd. (H Shares)	1,484,000	1,166,821
Eicher Motors Ltd.	177,232	6,351,167
Guangzhou Automobile Group Co. Ltd. (H Shares)	19,882,000	18,824,964
Hyundai Motor Co.	54,622	8,331,249
Kia Corp.	392,453	27,070,844
Li Auto, Inc. ADR (a)	432,200	10,835,254
Maruti Suzuki India Ltd.	89,325	9,170,265
Tofas Turk Otomobil Fabrikasi A/S	476,881	2,203,684
UMW Holdings Bhd	50,500	39,099
XPeng, Inc.:
ADR (a)	689,758	16,209,313
Class A	91,900	1,080,914
		116,082,645
Distributors - 0.0%
Inter Cars SA	261	25,310
Xinhua Winshare Publishing and Media Co. Ltd.	18,795	12,886
		38,196
Diversified Consumer Services - 0.0%
Human Soft Holding Co. KSCC	44,978	455,949
Visang Education, Inc.	8,025	49,154
YDUQS Participacoes SA	455,731	1,551,531
		2,056,634
Hotels, Restaurants & Leisure - 0.9%
Huazhu Group Ltd. ADR	223,083	7,250,198
Leejam Sports Co. JSC	28,314	757,959
MakeMyTrip Ltd. (a)	50,469	1,395,973
Sands China Ltd. (a)	3,403,922	6,504,709
Shangri-La Asia Ltd. (a)	5,578,000	4,215,203
Songcheng Performance Development Co. Ltd. (A Shares)	2,563,641	4,910,571
Tongcheng Travel Holdings Ltd. (a)	2,082,000	3,995,683
Trip.com Group Ltd. ADR (a)	310,400	6,847,424
Yum China Holdings, Inc.	843,560	38,348,238
Yum China Holdings, Inc. (Hong Kong)	38,550	1,769,511
		75,995,469
Household Durables - 0.8%
Daewon Co. Ltd.	1,576	11,962
Haier Smart Home Co. Ltd.	915,000	3,253,131
Haier Smart Home Co. Ltd. (A Shares)	4,263,841	16,225,858
Hisense Home Appliances Group Co. Ltd. (H Shares)	27,000	28,076
Huisen Household International Group Ltd.	350,000	27,207
LG Electronics, Inc.	121,782	10,292,141
Midea Group Co. Ltd. (A Shares)	4,333,392	35,384,172
Skyworth Group Ltd.	2,127,457	1,087,152
TCL Electronics Holdings Ltd.	591,000	289,204
Viomi Technology Co. Ltd. ADR Class A (a)(b)	71,922	110,760
Zhejiang Supor Cookware Co. Ltd.	1,053,607	8,896,915
		75,606,578
Internet & Direct Marketing Retail - 3.1%
Alibaba Group Holding Ltd. (a)	3,812,120	45,784,445
Alibaba Group Holding Ltd. sponsored ADR (a)	712,093	68,396,533
Coupang, Inc. Class A (a)	114,830	1,551,353
D-MARKET Electronic Services & Trading ADR (b)	113,776	152,460
JD.com, Inc.:
Class A	1,386,361	38,943,393
sponsored ADR	719,994	40,406,063
Meituan Class B (a)(d)	2,622,600	61,539,595
Naspers Ltd. Class N	63,006	6,863,308
Ozon Holdings PLC ADR (a)(b)(c)	53,343	112,054
Pinduoduo, Inc. ADR (a)	233,400	11,751,690
Prosus NV	42,382	2,191,126
Vipshop Holdings Ltd. ADR (a)	80,889	752,268
YES24 Co. Ltd.	6,181	37,810
		278,482,098
Leisure Products - 0.0%
Goodbaby International Holdings Ltd. (a)	214,000	29,453
Multiline Retail - 0.2%
AEON Co. (M) Bhd	208,000	67,457
El Puerto de Liverpool S.A.B. Dcv Series C	90,838	479,426
Falabella SA	806,634	2,361,940
Hyundai Department Store Co. Ltd.	3,597	228,718
Lojas Renner SA	1,634,918	9,150,628
Pepco Group NV (a)(d)	676,317	6,124,358
PT Matahari Department Store Tbk	312,231	115,633
PT Mitra Adiperkasa Tbk (a)	2,306,908	142,392
Savezon I&C Corp.	11,337	31,527
Shinsegae Co. Ltd.	3,212	655,370
		19,357,449
Specialty Retail - 0.3%
Bermaz Auto Bhd	80,700	32,807
Cashbuild Ltd.	18	319
Chengdu Fusen Noble-House Industrial Co. Ltd. (A Shares)	436,060	786,241
China Harmony Auto Holding Ltd.	514,500	229,477
China Yongda Automobiles Services Holdings Ltd.	259,000	267,674
Dogus Otomotiv Servis ve Ticaret A/S	117,234	495,287
Fawaz Abdulaziz Al Hokair & Co. (a)	66,848	233,491
Foschini Group Ltd./The	261,513	2,351,687
Grand Baoxin Auto Group Ltd. (a)	247,000	18,886
Index Living Mall PCL NVDR	230,500	131,014
Lewis Group Ltd.	11,913	39,494
LOTTE Hi-Mart Co. Ltd.	125	2,198
Motus Holdings Ltd.	96,531	701,769
Mr Price Group Ltd. (b)	299,013	3,959,221
Pop Mart International Group Ltd. (d)	318,800	1,228,935
Pou Sheng International (Holdings) Ltd.	265,273	28,058
Shan-Loong Transportation Co. Ltd.	56,000	70,053
Shinsegae International Co. Ltd.	15,105	421,267
SSI Group, Inc. (a)	136,000	3,629
Truworths International Ltd.	112,068	387,549
Zhongsheng Group Holdings Ltd. Class H	1,953,500	13,866,086
		25,255,142
Textiles, Apparel & Luxury Goods - 0.6%
Anta Sports Products Ltd.	372,600	4,249,630
Cabbeen Fashion Ltd.	84,000	25,048
CECEP COSTIN New Materials Group Ltd. (a)(c)	741,000	28,329
Century Enka Ltd.	14,178	90,524
ECLAT Textile Co. Ltd.	260,000	4,418,674
Fila Holdings Corp.	28,836	735,745
Filatex India Ltd. (a)	68,988	100,195
JNBY Design Ltd.	293,220	322,470
Kddl Ltd.	299	2,946
Kitex Garments Ltd.	78,077	246,361
KPR Mill Ltd.	15,008	121,527
LF Corp.	7,144	112,127
Li Ning Co. Ltd.	2,364,000	18,436,742
Mirza International Ltd. (a)	155,448	443,719
Monte Carlo Fashions Ltd. (a)	10,276	70,186
Page Industries Ltd.	1,688	983,112
Pou Chen Corp.	787,000	843,866
Shenzhou International Group Holdings Ltd.	1,265,900	17,379,333
Sutlej Textiles & Industries Ltd.	12,472	10,246
Titan Co. Ltd.	43,728	1,248,760
Vardhman Textiles Ltd.	915	3,382
Weiqiao Textile Co. Ltd. (H Shares)	139,556	35,035
Welspun India Ltd. (a)	143,826	121,125
Youngone Corp.	40,027	1,498,095
Zhejiang Semir Garment Co. Ltd. (A Shares)	431,700	373,985
		51,901,162
TOTAL CONSUMER DISCRETIONARY		663,760,975
CONSUMER STAPLES - 3.5%
Beverages - 1.2%
Arca Continental S.A.B. de CV	241,143	1,639,314
Beijing Yanjing Brewery Co. Ltd. (A Shares)	1,526,870	1,700,336
Budweiser Brewing Co. APAC Ltd. (d)	5,572,700	14,806,657
China Resources Beer Holdings Co. Ltd.	1,984,000	12,413,906
Fomento Economico Mexicano S.A.B. de CV:
unit	1,001,000	7,498,663
sponsored ADR	177,992	13,320,921
Heineken Malaysia Bhd	6,000	34,039
Heineken NV (Bearer)	160,583	16,173,994
Kweichow Moutai Co. Ltd. (A Shares)	71,152	19,238,660
Thai Beverage PCL	8,035,400	4,076,204
Wuliangye Yibin Co. Ltd. (A Shares)	649,389	16,682,445
		107,585,139
Food & Staples Retailing - 1.1%
Atacadao SA	242,800	988,560
Bid Corp. Ltd.	558,015	11,869,398
Bim Birlesik Magazalar A/S JSC	289,341	1,455,238
Clicks Group Ltd.	266,817	5,156,635
CP ALL PCL (For. Reg.)	10,028,900	19,366,454
GPA	201,200	856,440
Jeronimo Martins SGPS SA	62,384	1,277,163
Magnit OJSC (c)	45,493	1,386
Nahdi Medical Co. (a)	129,340	5,579,846
Raia Drogasil SA	4,272,418	18,563,809
Shoprite Holdings Ltd.	443,615	6,106,619
Wal-Mart de Mexico SA de CV Series V	4,917,409	18,182,457
X5 Retail Group NV GDR (Reg. S) (c)	166,798	34,826
Yifeng Pharmacy Chain Co. Ltd.	516,378	3,594,988
		93,033,819
Food Products - 1.0%
Adecoagro SA	40,905	454,455
Almarai Co. Ltd.	30,016	438,575
AVI Ltd.	402,650	1,695,105
Brasilagro Coia Brasileira de	42,100	284,000
Cheng de Lolo Co. Ltd. Class A	214,200	294,397
China Mengniu Dairy Co. Ltd.	9,609,496	49,350,429
Dalmia Bharat Sugar & Industries Ltd.	21,546	106,761
Dhampur Bio Organics Ltd. (a)(c)	28,099	14,919
Dhampur Sugar Mills Ltd.	28,099	89,821
Dwarikesh Sugar Industries Ltd.	174,073	246,647
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	117,100	666,936
Jalles Machado SA	43,800	92,622
JBS SA	2,389,229	17,897,035
Kuala Lumpur Kepong Bhd	198,900	1,161,102
Marfrig Global Foods SA	834,786	2,745,411
Minerva SA	62,300	186,406
Muyuan Foodstuff Co. Ltd. (A Shares)	134,133	1,028,916
PT Indofood Sukses Makmur Tbk	2,068,300	936,203
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,157,000	210,803
Sao Martinho SA	33,300	353,071
Sarawak Oil Palms Bhd	22,000	27,736
Sime Darby Plantation Bhd	1,025,800	1,178,434
SLC Agricola SA	123,130	1,421,065
Three-A Resources Bhd	138,600	27,223
Unified-President Enterprises Corp.	1,638,000	3,786,790
Universal Robina Corp.	1,138,040	2,342,449
Vietnam Dairy Products Corp.	980,300	3,030,940
WH Group Ltd. (d)	1,565,000	1,200,594
		91,268,845
Personal Products - 0.2%
Emami Ltd.	10,684	57,325
Hindustan Unilever Ltd.	246,250	7,467,819
LG Household & Health Care Ltd.	6,389	3,774,525
Natura & Co. Holding SA (a)	1,066,558	3,696,165
Proya Cosmetics Co. Ltd. (A Shares)	94,780	2,208,976
		17,204,810
Tobacco - 0.0%
ITC Ltd.	670,886	2,339,948
TOTAL CONSUMER STAPLES		311,432,561
ENERGY - 2.2%
Energy Equipment & Services - 0.0%
Ezion Holdings Ltd. warrants 4/16/23 (a)(c)	5,020,014	5,753
Oil, Gas & Consumable Fuels - 2.2%
3R Petroleum Oleo e Gas SA (a)	96,700	991,915
Bangchak Corp. PCL NVDR	174,200	167,561
China Coal Energy Co. Ltd. (H Shares)	8,918,000	8,182,485
China Merchants Energy Shipping Co. Ltd. (A Shares)	2,741,360	2,485,796
China Petroleum & Chemical Corp. (H Shares)	7,436,000	3,561,568
China Shenhua Energy Co. Ltd. (H Shares)	768,500	2,570,742
Coal India Ltd.	579,770	1,441,244
Empresas COPEC SA	1,026,140	8,147,033
Exxaro Resources Ltd.	82,796	1,174,273
Gazprom OAO (c)	1,235,592	191,721
Gazprom OAO sponsored ADR (Reg. S) (c)	968,777	221,307
Grupa Lotos SA (a)	22,075	364,638
Hindustan Petroleum Corp. Ltd.	472,659	1,387,558
Indian Oil Corp. Ltd.	1,315,262	1,966,164
Lanna Resources PCL unit	81,200	46,390
LUKOIL PJSC (c)	165,638	76,023
LUKOIL PJSC sponsored ADR (c)	341,548	96,621
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	282,256	2,029,906
Novatek PJSC GDR (Reg. S) (c)	82,920	21,184
Oil & Natural Gas Corp. Ltd.	9,146,857	17,828,580
OMV AG	10,539	615,489
Petro Rio SA (a)	223,700	1,317,474
PetroChina Co. Ltd. (H Shares)	32,844,000	17,295,589
Polish Oil & Gas Co. SA	1,767,275	2,477,103
PT Adaro Energy Tbk	34,722,900	7,787,112
PT Bukit Asam Tbk	1,251,050	388,674
PT Indo Tambangraya Megah Tbk	548,200	1,315,891
PT United Tractors Tbk	10,279,400	22,066,060
PTT Exploration and Production PCL (For. Reg.)	648,500	3,203,986
PTT PCL (For. Reg.)	7,858,600	8,761,683
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	5,564,010	5,714,120
Rabigh Refining & Petrochemical Co. (a)	978,518	7,096,571
Reliance Industries Ltd.	1,513,199	51,337,964
Rosneft Oil Co. OJSC (c)	634,013	157,228
Saudi Arabian Oil Co. (d)	772,305	8,628,071
Shan Xi Hua Yang Group New Energy Co. Ltd.	465,500	880,487
SK Innovation Co., Ltd.	14,264	2,474,127
Star Petroleum Refining PCL NVDR	220,000	78,875
Susco Public Co. Ltd. unit	49,300	5,001
Tatneft PAO sponsored ADR (c)	28,136	25,979
TotalEnergies SE	18,065	1,069,143
Turkiye Petrol Rafinerileri A/S (a)	308,000	5,090,381
		200,739,717
TOTAL ENERGY		200,745,470
FINANCIALS - 11.8%
Banks - 8.6%
Absa Group Ltd.	626,358	7,358,230
Abu Dhabi Commercial Bank PJSC	1,297,547	3,532,615
Agricultural Bank of China Ltd. (H Shares)	5,158,980	1,965,714
Akbank TAS	55,726	28,401
Al Rajhi Bank	1,365,525	36,008,645
Alinma Bank	1,829,803	18,783,473
Alior Bank SA (a)	44,052	342,675
Alliance Bank Malaysia Bhd	59,900	49,250
Alpha Bank SA (a)	1,282,453	1,356,126
Axis Bank Ltd. (a)	920,744	8,130,284
Banco de Chile	20,342,743	2,117,425
Banco do Brasil SA	807,159	6,219,432
Banco Santander Chile sponsored ADR	228,940	4,553,617
Bancolombia SA sponsored ADR	22,400	1,005,984
Bangkok Bank PCL (For. Reg.)	490,500	1,872,929
Bank Handlowy w Warszawie SA	7,705	113,700
Bank of Baroda	1,190,820	1,538,438
Bank of China Ltd. (H Shares)	29,997,000	11,991,949
Bank of Communications Co. Ltd. (H Shares)	5,609,703	3,824,538
Bank Polska Kasa Opieki SA	183,606	4,009,937
Banque Saudi Fransi	41,953	601,805
BNK Financial Group, Inc.	49,906	316,930
BOC Hong Kong (Holdings) Ltd.	686,500	2,637,626
Capitec Bank Holdings Ltd.	209,750	30,178,097
China CITIC Bank Corp. Ltd. (H Shares)	3,359,000	1,626,593
China Construction Bank Corp. (H Shares)	61,722,000	45,755,516
China Everbright Bank Co. Ltd. (H Shares)	1,812,900	596,045
China Merchants Bank Co. Ltd. (H Shares)	3,356,000	21,383,423
CIMB Group Holdings Bhd	3,214,917	3,781,391
Commercial International Bank SAE sponsored GDR	1,920,547	3,841,094
Credicorp Ltd. (United States)	128,272	18,006,823
CTBC Financial Holding Co. Ltd.	13,837,000	12,837,955
DGB Financial Group Co. Ltd.	16,476	115,108
Dubai Islamic Bank Pakistan Ltd. (a)	1,177,073	1,906,749
E.SUN Financial Holdings Co. Ltd.	7,613,450	7,971,573
Emirates NBD Bank PJSC (a)	934,931	3,347,175
Eurobank Ergasias Services and Holdings SA (a)	1,958,719	2,191,543
First Abu Dhabi Bank PJSC	2,120,393	12,400,060
Grupo Financiero Banorte S.A.B. de CV Series O	6,136,528	39,783,522
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	240,864	490,650
Gulf Bank	690,735	703,819
Hana Financial Group, Inc.	627,767	25,011,342
HDFC Bank Ltd.	2,681,862	47,629,246
HDFC Bank Ltd. sponsored ADR	209,940	12,086,246
ICICI Bank Ltd.	3,197,408	30,807,353
ICICI Bank Ltd. sponsored ADR	1,658,282	31,921,929
Industrial & Commercial Bank of China Ltd. (H Shares)	62,187,310	37,239,052
Industrial Bank Co. Ltd. (A Shares)	1,029,691	3,032,588
Kasikornbank PCL:
NVDR	3,197,900	13,702,290
(For. Reg.)	1,447,600	6,202,644
KB Financial Group, Inc.	568,539	27,669,853
Kiatnakin Bank PCL (For. Reg.)	552,400	1,159,303
Komercni Banka A/S	75,937	2,361,667
Kotak Mahindra Bank Ltd. (a)	475,501	11,317,032
Krung Thai Bank PCL:
(For. Reg.)	2,895,800	1,274,549
NVDR	679,400	299,029
National Bank of Greece SA (a)	4,440,950	16,891,542
Nova Ljubljanska banka d.d. unit	489,395	6,908,878
OTP Bank PLC	398,673	9,511,845
Postal Savings Bank of China Co. Ltd.	4,378,600	3,445,391
Powszechna Kasa Oszczednosci Bank SA	693,912	5,181,686
PT Bank Bukopin Tbk (a)	11,635	164
PT Bank Central Asia Tbk	40,325,800	21,433,712
PT Bank Mandiri (Persero) Tbk	58,459,900	34,107,049
PT Bank Negara Indonesia (Persero) Tbk	3,902,300	2,455,497
PT Bank Rakyat Indonesia (Persero) Tbk	27,117,719	8,590,245
Pureun Mutual Savings Bank	2,171	19,221
Qatar Islamic Bank (a)	219,421	1,394,823
Qatar National Bank SAQ (a)	2,116,754	12,525,859
Riyad Bank	87,324	892,914
Santander Bank Polska SA	10,032	605,316
Saudi Investment Bank/The	152,524	910,955
Sberbank of Russia (c)	245,554	2,239
Sberbank of Russia (c)	2,908,251	26,515
Sberbank of Russia sponsored ADR (c)	1,288,149	22,929
SCB X PCL (For. Reg.)	2,140,000	7,048,605
Shinhan Financial Group Co. Ltd.	587,104	20,352,002
Sinopac Financial Holdings Co.	313,000	194,584
Standard Bank Group Ltd.	355,107	4,057,170
State Bank of India	746,845	4,505,247
Taishin Financial Holdings Co. Ltd.	2,354,014	1,446,239
TCS Group Holding PLC GDR (a)(c)	89,300	112,031
The Commercial Bank of Qatar (a)	635,014	1,231,231
The Karnataka Bank Ltd.	396,111	342,778
The Saudi National Bank	1,043,025	20,134,651
Woori Financial Group, Inc.	839,553	10,068,568
Yapi ve Kredi Bankasi A/S	1,358,450	381,781
		771,792,649
Capital Markets - 0.4%
Alexander Forbes Group Holdings Ltd.	888	240
B3 SA - Brasil Bolsa Balcao	6,167,019	16,570,648
Boursa Kuwait Securities Co. KPSC	64,809	541,839
China Galaxy Securities Co. Ltd. (H Shares)	2,457,500	1,356,022
Daishin Securities Co. Ltd.	5,900	77,881
East Money Information Co. Ltd. (A Shares)	371,119	1,259,313
HDFC Asset Management Co. Ltd. (d)	81,636	1,995,505
Hong Kong Exchanges and Clearing Ltd.	129,600	5,591,993
KAMCO Investment Co. KSC	67,554	27,357
Korea Investment Holdings Co. Ltd.	60,259	3,472,708
Mirae Asset Securities Co. Ltd.	101,501	666,644
Motilal Oswal Financial Services Ltd.	13,307	135,972
Nahar Capital & Finance Services Ltd.	4,934	26,228
Noah Holdings Ltd. sponsored ADR (a)	32,657	599,583
Samsung Securities Co. Ltd.	20,696	660,485
Saudi Tadawul Group Holding Co.	36,150	2,247,748
VLS Finance Ltd.	24,557	47,849
XP, Inc. Class A (a)(b)	82,324	1,861,346
		37,139,361
Consumer Finance - 0.1%
360 DigiTech, Inc. ADR	127,589	2,006,975
AEON Credit Service Bhd	2,000	6,651
Bajaj Finance Ltd.	16,800	1,316,788
Commercial Facilities Co. SAK	103,124	70,725
FinVolution Group ADR	17,734	74,660
Kaspi.KZ JSC unit	69,699	3,673,137
Kruk SA	6,938	444,630
Samsung Card Co. Ltd.	12,998	356,227
Shriram Transport Finance Co. Ltd.	14,539	220,376
		8,170,169
Diversified Financial Services - 0.5%
Chailease Holding Co. Ltd.	1,260,268	9,688,538
FirstRand Ltd.	4,975,150	23,033,895
Power Finance Corp. Ltd.	216,707	310,966
Rec Ltd.	1,021,326	1,568,223
Yuanta Financial Holding Co. Ltd.	11,257,840	9,388,754
		43,990,376
Insurance - 1.8%
AIA Group Ltd.	6,749,184	69,922,792
Cathay Financial Holding Co. Ltd.	32,000	60,982
China Life Insurance Co. Ltd. (H Shares)	6,369,000	9,770,968
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,370,400	10,225,373
China Taiping Insurance Group Ltd.	1,685,800	1,937,751
Db Insurance Co. Ltd.	109,914	5,750,422
Fubon Financial Holding Co. Ltd.	3,594,185	7,874,174
Hanwha Life Insurance Co. Ltd. (a)	130,319	275,865
HDFC Standard Life Insurance Co. Ltd. (d)	546,956	4,221,749
Hyundai Fire & Marine Insurance Co. Ltd.	94,876	2,397,835
ICICI Lombard General Insurance Co. Ltd. (d)	48,502	791,209
Meritz Fire & Marine Insurance Co. Ltd.	18,537	576,663
PICC Property & Casualty Co. Ltd. (H Shares)	12,068,000	11,718,595
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,289,500	14,659,276
Powszechny Zaklad Ubezpieczen SA	1,248,199	9,466,928
Prudential PLC	448,639	5,850,190
Samsung Fire & Marine Insurance Co. Ltd.	54,077	8,661,617
		164,162,389
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	921,365	27,389,349
LIC Housing Finance Ltd. (a)	1,031,353	5,023,988
Sangsangin Co. Ltd.	4,273	37,832
		32,451,169
TOTAL FINANCIALS		1,057,706,113
HEALTH CARE - 1.4%
Biotechnology - 0.1%
InnoCare Pharma Ltd. (a)(d)	407,000	546,664
Innovent Biologics, Inc. (a)(d)	225,000	698,179
Seegene, Inc.	20,355	728,243
Zai Lab Ltd. (a)	880,746	2,794,701
Zai Lab Ltd. ADR (a)	47,400	1,379,340
		6,147,127
Health Care Equipment & Supplies - 0.2%
Peijia Medical Ltd. (a)(d)	871,000	754,766
Rayence Co. Ltd.	12,372	115,015
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	366,538	16,618,367
		17,488,148
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	15,697	804,957
Bangkok Chain Hospital PCL (For. Reg.)	2,390,400	1,414,417
Dr Sulaiman Al Habib Medical Services Group Co.	16,649	949,088
Hapvida Participacoes e Investimentos SA (d)	3,351,900	4,739,512
Mediclinic International PLC	1,852,031	8,905,064
National Medical Care Co.	11,943	223,543
Rede D'Oregon Sao Luiz SA (d)	284,083	2,141,135
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	666,100	1,084,815
		20,262,531
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (d)	232,500	264,878
Life Sciences Tools & Services - 0.4%
WuXi AppTec Co. Ltd.	153,469	2,192,316
WuXi AppTec Co. Ltd. (H Shares) (d)	316,056	3,900,757
Wuxi Biologics (Cayman), Inc. (a)(d)	3,584,500	26,505,989
		32,599,062
Pharmaceuticals - 0.5%
Aspen Pharmacare Holdings Ltd.	331,074	3,415,009
Cipla Ltd./India (a)	429,794	5,499,677
Hansoh Pharmaceutical Group Co. Ltd. (d)	2,232,000	4,021,878
Hypera SA	568,500	4,640,060
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	129,100	230,066
Korea United Pharm, Inc.	2,053	46,020
Richter Gedeon PLC	1,101,634	21,565,211
Sun Pharmaceutical Industries Ltd.	438,671	4,865,077
		44,282,998
TOTAL HEALTH CARE		121,044,744
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co. Ltd.	31,532	1,367,961
Hindustan Aeronautics Ltd.	98,188	2,326,078
Korea Aerospace Industries Ltd.	174,940	7,392,337
		11,086,376
Air Freight & Logistics - 0.2%
Dimerco Express Corp.	144,000	533,473
Eastern Air Logistics Co. Ltd.	265,734	892,551
Gulf Warehousing Co. (a)	25,314	31,196
Hyundai Glovis Co. Ltd.	13,692	2,336,340
SF Holding Co. Ltd. (A Shares)	712,062	5,538,971
Sinotrans Ltd. (H Shares)	256,000	81,232
Transport Corp. of India Ltd.	11,277	107,171
ZTO Express, Inc. sponsored ADR	172,888	4,657,603
		14,178,537
Airlines - 0.1%
Air Arabia PJSC (a)	427,264	233,811
EVA Airways Corp. (a)	1,704,000	1,989,319
Turk Hava Yollari AO (a)	463,539	1,410,123
Wizz Air Holdings PLC (a)(d)	78,842	2,900,985
		6,534,238
Building Products - 0.1%
Bawan Co.	67,521	637,313
Dare Power Dekor Home Co. Ltd. (A Shares)	1,220,078	1,534,241
Everest Industries Ltd.	8,635	63,334
Kajaria Ceramics Ltd.	6,981	92,919
KCC Glass Corp.	5,139	239,492
LX Hausys Ltd.	1,397	56,446
PT Mulia Industrindo Tbk (a)	797,700	158,654
S Kijchai Enterprise PCL unit	179,000	42,262
SCG Ceramics PCL NVDR	467,000	29,675
Somany Ceramics Ltd. (a)	6,407	49,771
ZBOM Home Collection Co. Ltd.	152,676	463,611
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	472,009	1,298,166
		4,665,884
Commercial Services & Supplies - 0.0%
China Everbright International Ltd.	3,442,000	2,070,323
EKI Energy Services Ltd.	800	80,280
		2,150,603
Construction & Engineering - 0.4%
Budimex SA	65	3,365
China Railway Group Ltd. (H Shares)	9,087,993	6,288,587
Combined Group Contracting Co. SAKC	26,635	34,359
Daewoo Engineering & Construction Co. Ltd. (a)	47,039	247,989
DL E&C Co. Ltd.	30,916	1,301,422
Hindustan Construction Co. Ltd. (a)	504,895	90,116
Hyundai Engineering & Construction Co. Ltd.	39,557	1,378,620
Larsen & Toubro Ltd.	622,466	13,271,863
Metallurgical Corp. China Ltd. (H Shares)	5,023,882	1,267,622
Murray & Roberts Holdings Ltd. (a)	72,316	50,871
Orascom Construction PLC	1,460	5,335
Sinopec Engineering Group Co. Ltd. (H Shares)	574,738	293,697
Suzhou Gold Mantis Consolidated Co. Ltd.	147,100	112,442
Voltas Ltd.	922,785	12,106,514
		36,452,802
Electrical Equipment - 0.3%
China High Speed Transmission Equipment Group Co. Ltd. (a)	492,210	281,005
Contemporary Amperex Technology Co. Ltd.	80,582	4,927,676
DONGYANG E&P, Inc.	21,665	285,980
Harbin Electric Machinery Co. Ltd.(H Shares)	715,906	199,795
Hongfa Technology Co. Ltd. (A Shares) (a)	337,826	2,684,583
ILJIN Holdings Co. Ltd.	8,614	49,157
LS Electric Co. Ltd.	10,221	421,208
Sungrow Power Supply Co. Ltd. (A Shares)	739,000	8,856,481
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	612,562	1,252,300
Triveni Turbine Ltd.	43,830	96,191
Weg SA	616,659	3,291,841
		22,346,217
Industrial Conglomerates - 0.3%
Aamal Co. (a)	177,954	55,462
Alfa SA de CV Series A	1,699,752	1,305,874
Astra Industrial Group	30,578	413,359
CITIC Pacific Ltd.	6,797,000	7,630,947
CJ Corp.	16,874	1,159,870
Doosan Co. Ltd.	5,221	355,935
Hanwha Corp.	83,235	1,936,142
Industries Qatar QSC (a)	814,213	4,089,231
Koc Holding A/S	1,244,791	3,109,843
Kolon Corp.	8,285	185,050
LG Corp.	84,664	5,465,205
Mannai Corp.	86,440	206,264
Nava Bharat Ventures Ltd. (a)	107,892	257,780
Shanghai Industrial Holdings Ltd.	48,000	72,179
SM Investments Corp.	278,810	4,559,157
Thoresen Thai Agencies PCL NVDR	685,000	201,661
		31,003,959
Machinery - 0.6%
Ador Welding Ltd. (a)	1,754	15,203
China International Marine Containers Group Co. Ltd. (H Shares)	753,954	1,224,051
Cimc Enric Holdings Ltd.	413,016	435,795
Elgi Equipments Ltd.	55,168	244,814
Grindwell Norton Ltd.	1,074	23,723
Haitian International Holdings Ltd.	420,000	1,078,474
HIWIN Technologies Corp.	954,443	7,340,389
Kepler Weber SA	15,585	67,291
Kirloskar Brothers Ltd.	3,519	12,018
NRB Bearings Ltd. (a)	71,935	114,116
Romi SA	36,992	110,294
Schaeffler India Ltd.	7,615	225,767
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	173,900	530,405
Shenzhen Inovance Technology Co. Ltd. (A Shares)	846,600	7,769,382
Sinotruk Hong Kong Ltd.	1,442,072	2,047,187
SNT Energy Co. Ltd.	3,136	48,337
Techtronic Industries Co. Ltd.	616,500	8,076,282
Tian Di Science & Technology Co. Ltd. (A Shares)	1,570,000	1,185,971
Weichai Power Co. Ltd.:
(A Shares)	102	185
(H Shares)	4,955,000	7,703,512
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	148,240	1,078,473
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	5,574,630	14,571,575
		53,903,244
Marine - 0.3%
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	6,121,250	10,842,769
Danaos Corp. (b)	12,115	984,223
Evergreen Marine Corp. (Taiwan)	1,718,000	8,221,187
Orient Overseas International Ltd.	13,542	415,896
PT Temas Tbk	240,100	52,364
Qatar Navigation QPSC	6,188	14,380
Safe Bulkers, Inc.	70,838	337,189
Star Bulk Carriers Corp. (b)	99,949	3,270,331
Wan Hai Lines Ltd.	365,000	1,951,940
Wisdom Marine Lines Co. Ltd.	167,000	555,778
Yang Ming Marine Transport Corp.	1,094,000	4,641,802
		31,287,859
Professional Services - 0.1%
Centre Testing International Group Co. Ltd. (A Shares)	1,191,137	3,934,751
Grupa Pracuj SA	216,064	2,646,869
Headhunter Group PLC ADR (c)	18,283	49,762
Pony Testing International Group Co. Ltd.	164,800	1,649,976
Sporton International, Inc.	156,200	1,047,039
		9,328,397
Road & Rail - 0.3%
Globaltrans Investment PLC GDR (Reg. S) (c)	13,245	4,580
Localiza Rent A Car SA	1,953,766	23,646,384
United International Transportation Co.	360,008	4,511,499
VRL Logistics Ltd.	44,040	366,631
		28,529,094
Trading Companies & Distributors - 0.1%
Asia Green Energy PCL unit	1,462,200	171,334
BOC Aviation Ltd. Class A (d)	580,300	4,791,956
CITIC Resources Holdings Ltd.	590,000	42,856
LX International Corp.	54,252	1,661,513
PT Sumber Global Energy	586,863	103,841
Somany Home Innovation Ltd.	7,738	32,673
		6,804,173
Transportation Infrastructure - 0.1%
Airports of Thailand PCL (For. Reg.) (a)	491,500	999,260
CCR SA	610,215	1,712,821
Grupo Aeroportuario del Sureste S.A.B. de CV:
Series B	181,220	3,959,022
Series B sponsored ADR	11,996	2,606,611
Lingkaran Transportation Kota Holdings Bhd	33,400	35,547
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	1,082,702
		10,395,963
TOTAL INDUSTRIALS		268,667,346
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.1%
Accton Technology Corp.	872,000	6,894,507
Electronic Equipment & Components - 1.2%
Alviva Holdings Ltd.	11,198	14,142
Coretronic Corp.	51,400	98,854
FIH Mobile Ltd. (a)	3,235,000	416,371
General Interface Solution Holding Ltd.	90,000	280,125
GrandTech CG Systems, Inc.	15,000	28,261
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,683,626	49,134,491
Innolux Corp.	1,731,000	824,728
LG Display Co. Ltd.	57,396	799,553
LG Innotek Co. Ltd.	32,010	9,919,270
Redington (India) Ltd.	546,863	916,160
Samsung Electro-Mechanics Co. Ltd.	21,455	2,668,028
Samsung SDI Co. Ltd.	18,505	8,564,268
Simplo Technology Co. Ltd.	3,000	30,939
SINBON Electronics Co. Ltd.	228,000	2,026,234
Sirtec International Co. Ltd.	1,000	836
Sunny Optical Technology Group Co. Ltd.	206,600	3,259,389
Truly International Holdings Ltd.	596,000	170,889
Unimicron Technology Corp.	3,442,000	25,240,361
Wasion Holdings Ltd.	54,000	17,961
Yageo Corp.	371,600	5,135,329
		109,546,189
IT Services - 1.0%
Comtec System Co. Ltd. (a)	49,330	36,409
Digital China Holdings Ltd. (H Shares)	386,000	182,001
Globant SA (a)	9,400	1,781,394
HCL Technologies Ltd.	621,785	8,339,425
Infosys Ltd.	968,408	18,696,558
Infosys Ltd. sponsored ADR	1,738,230	32,783,018
MindTree Consulting Ltd.	46,463	1,824,827
Mphasis BFL Ltd.	62,186	2,078,436
Network International Holdings PLC (a)(d)	306,848	839,050
Tata Consultancy Services Ltd.	371,648	16,113,224
Tech Mahindra Ltd.	289,492	4,403,115
Wipro Ltd.	540,302	3,285,183
WNS Holdings Ltd. sponsored ADR (a)	22,471	1,635,215
		91,997,855
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Analog Technology, Inc.	33,000	75,172
ALI Corp. (a)	131,000	131,124
Amlogic Shanghai Co. Ltd. (A Shares) (a)	41,889	676,364
ASE Technology Holding Co. Ltd.	2,523,000	8,974,715
ASE Technology Holding Co. Ltd. ADR	307,727	2,200,248
ASMedia Technology, Inc.	25,000	1,162,197
ASML Holding NV (Netherlands)	6,105	3,513,154
ASPEED Tech, Inc.	2,000	158,848
ChipMOS TECHNOLOGIES, Inc.	767,000	1,277,173
Contrel Technology Co. Ltd.	122,000	78,216
Daqo New Energy Corp. ADR (a)	66,305	3,242,315
DB HiTek Co. Ltd.	33,716	1,864,344
eGalax_eMPIA Technology, Inc.	297,910	805,143
eMemory Technology, Inc.	146,000	7,657,186
Everlight Electronics Co. Ltd.	73,000	111,894
Generalplus Technology, Inc.	41,000	111,548
Genesys Logic, Inc.	442,000	3,186,426
Global Unichip Corp.	23,000	432,610
King Yuan Electronics Co. Ltd.	530,000	831,945
LONGi Green Energy Technology Co. Ltd.	1,732,455	20,565,113
Lx Semicon Co. Ltd.	9,519	971,502
Macroblock, Inc.	68,000	388,720
MediaTek, Inc.	2,012,000	62,157,633
MLS Co. Ltd. (A Shares)	1,922,868	2,605,325
Nanya Technology Corp.	11,000	25,082
Novatek Microelectronics Corp.	544,000	7,528,898
Parade Technologies Ltd.	185,000	9,533,648
Phison Electronics Corp.	63,000	851,556
PixArt Imaging, Inc.	16,000	63,699
Powertech Technology, Inc.	430,000	1,442,168
Radiant Opto-Electronics Corp.	437,000	1,564,645
Raydium Semiconductor Corp.	64,572	1,123,515
Realtek Semiconductor Corp.	538,000	8,158,245
Sigurd Microelectronics Corp.	40,000	81,566
Silergy Corp.	199,899	20,524,925
Silicon Motion Tech Corp. sponsored ADR	22,100	1,995,851
SK Hynix, Inc.	446,673	38,828,156
SNU Precision Co. Ltd. (a)	8,382	24,861
Sonix Technology Co. Ltd.	10,000	26,413
Taiwan Semiconductor Manufacturing Co. Ltd.	19,036,900	359,683,229
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	417,027	39,742,673
TongFu Microelectronics Co. Ltd. (A Shares)	130,200	272,811
United Microelectronics Corp.	5,173,000	9,107,253
Vanguard International Semiconductor Corp.	639,000	2,341,759
Will Semiconductor Ltd.	41,500	1,020,084
Winbond Electronics Corp.	2,697,000	2,689,963
		629,809,915
Software - 0.2%
Asseco Poland SA	16,805	303,291
Aurionpro Solutions Ltd. (a)	5,213	21,047
Birlasoft Ltd.	33,607	160,504
Cyient Ltd.	44,146	445,681
GemVaxLINK Co. Ltd.	37,821	46,119
Genesis Technology, Inc.	21,000	33,775
Glodon Co. Ltd. (A Shares)	278,200	2,243,279
Hundsun Technologies, Inc. (A Shares)	976,550	5,869,253
Intellect Design Arena Ltd. (a)	48,348	419,318
Kingdee International Software Group Co. Ltd. (a)	2,529,000	4,988,903
KPIT Technologies Ltd.	243,587	1,664,659
Newgen Software Technologies Ltd.	13,425	67,222
Nucleus Software Exports Ltd.	31,536	168,047
Oracle Financial Services Soft	3,355	142,412
Sangfor Technologies, Inc.	112,900	1,596,032
		18,169,542
Technology Hardware, Storage & Peripherals - 2.9%
ASUSTeK Computer, Inc.	435,000	5,088,429
Compal Electronics, Inc.	630,000	497,176
Gigabyte Technology Co. Ltd.	548,000	2,115,325
Lenovo Group Ltd.	9,586,000	9,455,046
Lite-On Technology Corp.	2,172,000	4,694,585
Samsung Electronics Co. Ltd.	4,288,979	232,673,611
Wiwynn Corp.	82,000	2,581,043
		257,105,215
TOTAL INFORMATION TECHNOLOGY		1,113,523,223
MATERIALS - 4.2%
Chemicals - 1.2%
Abou Kir Fertilizers & Chemical Industries	68,315	95,468
Andhra Sugars Ltd. (a)	60,735	107,150
Asian Paints Ltd.	41,556	1,531,426
Borouge	665,666	444,013
China BlueChemical Ltd. (H Shares)	162,000	56,978
China Risun Group Ltd. Class H	238,000	117,678
China Sanjiang Fine Chemicals Ltd.	329,000	59,535
China XLX Fertiliser Ltd.	34,724	28,718
Fertiglobe PLC	670,405	971,006
Finolex Industries Ltd.	24,457	49,483
Fufeng Group Ltd.	437,000	204,934
GHCL Ltd.	45,616	380,780
Gujarat Narmada Valley Fertilizers Co.	54,694	469,246
Gujarat State Fertilizers & Chemicals Ltd.	97,251	208,920
Hansol Chemical Co. Ltd.	26,028	5,562,098
Hyosung TNC Co. Ltd.	4,364	1,506,868
Indorama Ventures PCL (For. Reg.)	899,700	1,291,561
KCC Corp.	1,168	328,096
LG Chemical Ltd.	78,563	36,991,951
Mangalore Chemicals & Fertilizers Ltd. (a)	14,526	15,762
Pcbl Ltd. /India	394,494	536,597
PhosAgro OJSC GDR (Reg. S) (c)	56,109	1,151
Polyplex Corp. Ltd.	23,781	725,600
PT Avia Avian	61,092,600	3,100,509
Sabic Agriculture-Nutrients Co.	109,789	4,303,155
Sahara International Petrochemical Co.	639,270	9,136,081
Sasol Ltd. (a)	122,526	3,204,501
Satellite Chemical Co. Ltd. (A Shares)	1,059,297	6,249,090
Saudi Basic Industries Corp.	363,003	11,091,893
Saudi Kayan Petrochemical Co. (a)	73,288	338,839
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	436,483	2,332,227
Sharda Cropchem Ltd.	25,945	240,231
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	29,900	3,174,483
Solar Industries India Ltd.	182,100	6,148,615
Taekwang Industrial Co. Ltd.	168	131,299
Tamilnadu Petroproducts Ltd.	29,740	36,026
Unipar Carbocloro SA	6,160	123,769
UPL Ltd. (a)	244,212	2,453,513
		103,749,250
Construction Materials - 0.2%
Anhui Conch Cement Co. Ltd. (H Shares)	279,000	1,415,053
Asia Cement (China) Holdings Corp.	259,584	159,776
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	339,242	2,265,173
China National Building Materials Co. Ltd. (H Shares)	2,678,442	3,382,526
JK Cement Ltd.	149,100	4,577,353
NCL Industries Ltd.	21,490	45,294
Qatar National Cement Co. QSC (a)	43,421	59,639
Ultratech Cement Ltd.	57,200	4,483,682
		16,388,496
Containers & Packaging - 0.0%
AGI Greenpac Ltd.	19,766	58,268
CPMC Holdings Ltd.	104,000	42,940
Klabin SA unit	445,225	2,092,840
		2,194,048
Metals & Mining - 2.7%
African Rainbow Minerals Ltd.	32,510	537,753
Angang Steel Co. Ltd. (H Shares)	1,995,654	846,866
Anglo American Platinum Ltd.	37,024	4,051,953
Anglo American PLC:
(South Africa)	25,065	1,222,853
(United Kingdom)	634	31,233
AngloGold Ashanti Ltd.	22,441	386,581
Ann Joo Resources Bhd	500	153
ArcelorMittal South Africa Ltd. (a)	26,000	12,600
Baoshan Iron & Steel Co. Ltd. (A Shares)	2,693,301	2,583,502
Barrick Gold Corp.	611,600	12,531,684
China Hongqiao Group Ltd.	1,095,000	1,359,122
China Oriental Group Co. Ltd. (H Shares)	102,045	26,788
China Zhongwang Holdings Ltd. (a)(c)	350,800	75,102
Companhia Siderurgica Nacional SA (CSN)	534,962	2,458,379
First Quantum Minerals Ltd.	284,264	8,230,025
Freeport-McMoRan, Inc.	119,800	4,681,784
Ganfeng Lithium Co. Ltd. (H Shares) (d)	73,800	947,987
Godawari Power & Ispat Ltd.	8,450	32,184
Gold Fields Ltd.	579,237	5,546,658
Gold Fields Ltd. sponsored ADR (b)	192,000	1,793,280
Grupa Kety SA	325	47,046
Grupo Mexico SA de CV Series B	4,391,394	21,690,882
Hindalco Industries Ltd.	1,149,545	6,259,701
Hunan Valin Steel Co. Ltd. (A Shares)	28,318	22,749
Impala Platinum Holdings Ltd.	1,686,407	22,992,256
Jastrzebska Spolka Weglowa SA (a)	98,067	1,525,244
Jiangxi Copper Co. Ltd. (H Shares)	1,242,000	2,019,564
Jindal Saw Ltd.	59,724	66,845
KGHM Polska Miedz SA (Bearer)	22,004	750,174
Korea Zinc Co. Ltd.	40,156	19,230,949
Kumba Iron Ore Ltd.	106,652	4,016,252
National Aluminium Co. Ltd.	39,774	49,309
Novolipetsk Steel OJSC GDR (Reg. S) (c)	92,090	11,441
Polyus PJSC (c)	2,468	8,606
Polyus PJSC unit (c)	8,823	13,520
POSCO	133,126	30,813,872
POSCO sponsored ADR (b)	33,432	1,923,009
Press Metal Bhd	3,291,100	4,164,142
PT Tambank Timah	5,053,300	658,478
Saudi Arabian Mining Co.	104,032	1,805,755
SGIS Songshan Co. Ltd. (A Shares)	1,293,800	703,911
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	551,804	478,032
Sibanye-Stillwater Ltd.	1,392,013	4,507,755
Southern Copper Corp. (b)	85,875	5,305,358
Steel Authority of India Ltd.	2,931,836	2,869,571
Tata Steel Ltd.	1,266,533	17,230,026
Ternium SA sponsored ADR	120,737	5,308,806
United Wire Factories Co.	23,830	195,062
Vale SA	607,500	11,019,889
Vale SA sponsored ADR	1,549,258	27,964,107
Vedanta Ltd.	737,591	3,050,246
Xinyu Iron & Steel Co. Ltd.	2,900,747	2,452,070
		246,511,114
Paper & Forest Products - 0.1%
Dexco SA	854,687	2,015,979
Evergreen Fibreboard Bhd (a)	293,700	41,588
Nine Dragons Paper (Holdings) Ltd.	39,000	35,038
Suzano Papel e Celulose SA	502,700	5,658,952
		7,751,557
TOTAL MATERIALS		376,594,465
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	157,000	1,421,507
SA Corporate Real Estate Fund	186,080	25,641
		1,447,148
Real Estate Management & Development - 0.6%
Agile Property Holdings Ltd.	2,713,238	1,151,377
AP Thailand PCL (For. Reg.)	1,114,700	363,904
Ayala Land, Inc.	17,834,200	10,060,841
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	664,700	1,245,316
China Overseas Land and Investment Ltd.	3,219,500	9,354,241
China Resources Land Ltd.	1,148,000	5,120,298
China Resources Mixc Lifestyle Services Ltd. (d)	621,200	3,063,569
Emaar Properties PJSC (a)	5,272,255	8,196,070
Hang Lung Properties Ltd.	1,647,000	3,077,897
K Wah International Holdings Ltd.	234,029	88,575
KE Holdings, Inc. ADR (a)	440,000	5,896,000
Longfor Properties Co. Ltd. (d)	980,000	4,889,260
Powerlong Real Estate Holding Ltd.	195,417	52,545
PT Ciputra Development Tbk	1,816,000	122,677
SYN prop e tech SA	47,300	50,260
Xinyuan Real Estate Co. Ltd. ADR (a)	386	355
		52,733,185
TOTAL REAL ESTATE		54,180,333
UTILITIES - 0.6%
Electric Utilities - 0.1%
CESC Ltd. GDR	126,180	126,834
CEZ A/S	12,679	617,366
Energisa SA unit	177,221	1,656,407
PGE Polska Grupa Energetyczna SA (a)	526,044	1,245,107
Power Grid Corp. of India Ltd.	237,430	712,614
Saudi Electricity Co.	871,965	5,644,930
Tauron Polska Energia SA (a)	516,875	399,892
		10,403,150
Gas Utilities - 0.4%
ENN Energy Holdings Ltd.	990,000	15,177,006
GAIL India Ltd.	2,768,542	5,251,803
Korea Gas Corp.	36,198	1,292,146
Kunlun Energy Co. Ltd.	13,038,000	11,231,634
PT Perusahaan Gas Negara Tbk Series B	1,580,700	195,135
Tian Lun Gas Holdings Ltd.	57,000	33,776
		33,181,500
Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd.	2,051,362	4,123,978
Orient Green Power Co. Ltd. (a)	1,404,214	162,864
		4,286,842
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	463,455	321,752
Qatar Electricity & Water Co. (a)	12,736	58,753
		380,505
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	44,700	430,583
Taliworks Corp. Bhd	154,900	33,255
VA Tech Wabag Ltd. (a)	32,270	102,801
		566,639
TOTAL UTILITIES		48,818,636
TOTAL COMMON STOCKS (Cost $4,089,692,055)		4,645,915,012

Nonconvertible Preferred Stocks - 1.9%
	Shares	Value ($)
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	2,558,300	7,572,568
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	2,693,496	17,036,431
(PN) sponsored ADR (non-vtg.)	461,130	5,796,404
sponsored ADR	2,419,001	33,575,734
		56,408,569
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	1,349,255	5,819,976
Itau Unibanco Holding SA	4,875,336	26,835,865
Itau Unibanco Holding SA sponsored ADR (b)	2,822,769	15,468,774
Itausa-Investimentos Itau SA (PN)	5,651,111	11,403,174
Sberbank of Russia (c)	145,250	1,334
Sberbank of Russia (Russia) (c)	128,031	1,176
		59,530,299
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Forjas Taurus SA	221,000	922,122
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	422,889	20,660,860
MATERIALS - 0.2%
Chemicals - 0.0%
Braskem SA Class A	609,726	5,709,105
Unipar Carbocloro SA	34,540	730,547
		6,439,652
Metals & Mining - 0.2%
Cia Ferro Ligas da Bahia - Ferbasa	15,600	185,426
Gerdau SA	2,223,593	13,647,875
Metalurgica Gerdau SA (PN)	574,600	1,473,814
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	131,900	304,179
		15,611,294
TOTAL MATERIALS		22,050,946
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	838,488	2,055,399
Companhia Paranaense de Energia-COPEL (PN-B)	1,410,900	2,187,948
Transmissora Alianca de Energia Eletrica SA	15,800	44,914
		4,288,261
Water Utilities - 0.0%
Cia de Saneamento do Parana	195,100	163,386
TOTAL UTILITIES		4,451,647
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $137,722,241)		171,597,011

Equity Funds - 40.0%
	Shares	Value ($)
Diversified Emerging Markets Funds - 40.0%
Aberdeen Emerging Markets Fund Institutional Service Class	11,965,871	165,607,650
Artisan Developing World Fund Investor Shares	7,321,364	101,547,317
Brandes Emerging Markets Value Fund Class A	16,850,310	122,501,753
Calvert Emerging Markets Equity Fund Class A	45	767
Fidelity Advisor Emerging Markets Fund Class Z (e)	15,923,372	555,088,755
Fidelity SAI Emerging Markets Index Fund (e)	23,089,924	318,640,948
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	61,128,071	661,405,732
Fidelity SAI Emerging Markets Value Index Fund (e)	74,045,838	930,015,729
GMO Emerging Markets Fund - Class III	1,924,381	50,803,647
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	12,110,916	282,426,568
Invesco Developing Markets Fund Class R6	4,625,320	172,894,452
Invesco Emerging Markets Innovators Fund Class A	173,274	1,329,010
iShares MSCI China ETF (b)	2,226,845	115,328,303
iShares MSCI EM ESG Optimized ETF (b)	209,609	7,210,550
iShares MSCI South Korea Index ETF (b)	546,222	37,164,945
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	14,796,354
Matthews Korea Fund Investor Class	4,457,127	22,597,633
Matthews Pacific Tiger Fund Investor Class	164	3,876
Xtrackers Harvest CSI 300 China ETF Class A (b)	708,064	21,850,855

TOTAL EQUITY FUNDS (Cost $3,490,584,086)		3,581,214,844

Other - 0.2%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.2%
Fidelity SAI Inflation-Focused Fund (e) (Cost $10,022,703)	1,173,878	15,530,401

U.S. Treasury Obligations - 0.3%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.33% to 1% 6/2/22 to 8/18/22 (g) (Cost $29,815,436)	29,820,000	29,813,696

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (h)	65,480,206	65,493,302
Fidelity Securities Lending Cash Central Fund 0.82% (h)(i)	175,066,173	175,083,680
State Street Institutional U.S. Government Money Market Fund Premier Class 0.74% (j)	411,771,087	411,771,087
TOTAL MONEY MARKET FUNDS (Cost $652,348,069)		652,348,069

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $8,410,184,590)	9,096,419,033
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(143,724,481)
NET ASSETS - 100.0%	8,952,694,552

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6,875	Jun 2022	365,509,375	11,832,789	11,832,789

The notional amount of futures purchased as a percentage of Net Assets is 4.1%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,543,238 or 1.8% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,055,480.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	46,788,821	122,087,721	103,383,240	56,012	-	-	65,493,302	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	227,226,382	363,444,203	415,586,905	697,150	-	-	175,083,680	0.5%
Total	274,015,203	485,531,924	518,970,145	753,162	-	-	240,576,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	622,922,321	-	-	-	-	(67,833,566)	555,088,755
Fidelity SAI Emerging Markets Index Fund	344,501,663	-	-	-	-	(25,860,715)	318,640,948
Fidelity SAI Emerging Markets Low Volatility Index Fund	590,858,941	99,999,999	-	-	-	(29,453,208)	661,405,732
Fidelity SAI Emerging Markets Value Index Fund	885,908,737	100,000,002	-	-	-	(55,893,010)	930,015,729
Fidelity SAI Inflation-Focused Fund	13,476,115	-	-	-	-	2,054,286	15,530,401
	2,457,667,777	200,000,001	-	-	-	(176,986,213)	2,480,681,565

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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